Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	1 Months Ended	12 Months Ended			6 Months Ended			3 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Sep. 21, 2010 Adele Shipping Co, Bastian Shipping Co Cadence Shipping Co [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Dec. 31, 2013 Jodie Shipping Co. (S4010) - MSC Athens (Hull 4010) [Member]	Dec. 31, 2013 Kayley Shipping Co. (S4011) - MSC Athos (Hull 4011) [Member]	Dec. 31, 2013 MSC Athens (Hull S4010) and MSC Athos (Hull S4011) [Member]	Jun. 30, 2014 Adele Shipping Co. - MSC Azov (Hull 1068A) [Member]	Jun. 30, 2014 Bastian Shipping Co. - MSC Ajaccio (Hull 1069A) [Member]	Jun. 30, 2014 Cadence Shipping Co. - MSC Amalfi (Hull 1070A) [Member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Dec. 31, 2013 Quentin Shipping Co. - Valor (Hull S4020) [Member]	Dec. 31, 2013 Raymond Shipping Co. - Value (Hull S4021) [Member]	Dec. 31, 2013 Sander Shipping Co. - Valiant (Hull S4022) [Member]	Dec. 31, 2013 Terance Shipping Co. - Valence (Hull S4023) [Member]	Dec. 31, 2013 Undine Shipping Co. - Vantage (Hull S4024) [Member]	Dec. 31, 2013 Valor, Value, Valiant, Valence and Vantage [Member]	Jun. 30, 2014 Ten newbuild vessels [Member]	Dec. 31, 2013 Ten newbuild vessels [Member]	Dec. 31, 2012 Ten newbuild vessels [Member]	Dec. 31, 2011 Ten newbuild vessels [Member]
Capacity of Vessels	9,403	8,827							8,827
Vessels under construction cost	$ 95,080															$ 953,873
Contracted time charter period	10 years	10 years
Delivery date			March 14, 2013	April 8, 2013		January 14, 2014	March 14, 2014	April 28, 2014		June 3, 2013	June 25, 2013	August 5, 2013	September 2, 2013	November 8, 2013
Transferred to Vessels, net					196,675										492,437
Number of future contracted acquisitions	3	2							5
Pre-delivery installments paid during the reporting period																	$ 572,496	$ 181,198	$ 143,131